Organization and Business Description - Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Current assets:
Cash		¥ 17,728,773
Accounts receivable, net		2,492,716			¥ 22,484,728	$ 367,381
Short-term prepayments		57,018,439			34,566,328	8,403,478
Short-term investments		4,592,800			4,596,952	676,895
Prepaid expenses and other current assets		30,729,536			14,551,849	4,528,973
Total current assets		113,524,147			85,367,101	16,731,389
Non-current assets:
Right-of-use assets, net		392,387			878,649	57,830
Deferred tax assets, net		159,497			159,497	23,507
Property and equipment, net		97,200			120,929	14,325
Total non-current assets		11,418,261			19,911,756	1,682,842
Total assets		124,942,408			105,278,857	18,414,231
Current liabilities:
Accounts payable		5,157,082			22,112,683	760,060
Contract liabilities		3,023,994			5,174,606	445,682
Salary and welfare payable		1,663,674			1,648,969	245,195
Other payables		1,541,914			1,383,388	227,250
Lease liabilities, current		326,432			785,968	48,110
Total current liabilities		31,752,893			51,091,632	4,679,798
Non-current liabilities:
Lease liabilities, non-current					48,033
Total non-current liabilities					48,033
Total liabilities		31,752,893			51,139,665	$ 4,679,798
Revenue		10,725,321	$ 1,580,716	¥ 7,673,997
Net loss		(13,525,763)	(1,993,440)	(8,533,557)
Net cash provided by (used in) operating activities		(20,914,522)	(3,082,407)	(13,153,333)
Net cash used in investing activities		(24,213,839)	(3,568,678)	3,449,992
Net cash provided by financing activities		53,822,713	$ 7,812,735	¥ (271,233)
VIE [Member]
Current assets:
Cash		608,751			5,993,098
Accounts receivable, net		2,560,207			20,252,220
Short-term prepayments		53,485			74,863
Short-term investments		4,592,800			4,596,952
Prepaid expenses and other current assets		9,610,909			3,811,815
Amount due from the Company and its subsidiaries	[1]	26,394,688			28,182,432
Total current assets		43,820,840			62,911,380
Non-current assets:
Right-of-use assets, net		229,904			475,738
Deferred tax assets, net		159,497			159,497
Property and equipment, net		91,531			113,998
Total non-current assets		480,932			749,233
Total assets		44,301,772			63,660,613
Current liabilities:
Accounts payable		4,844,778			21,800,379
Contract liabilities		3,023,995			5,174,606
Salary and welfare payable		671,365			643,347
Income taxes payable		5,114,111			5,446,060
Value added tax (“VAT”) and other tax payable		3,937,133			3,937,133
Other payables		938,738			1,059,837
Lease liabilities, current		196,108			397,960
Total current liabilities		18,726,228			38,459,323
Non-current liabilities:
Lease liabilities, non-current					48,033
Total non-current liabilities					48,033
Total liabilities		18,726,228			38,507,356
Revenue		7,323,208			5,104,599
Net loss		(1,429,911)			(2,021,261)
Net cash provided by (used in) operating activities		(5,388,499)			(3,775,518)
Net cash used in investing activities		4,152			3,720,249
Net cash provided by financing activities

[1]	As of December 31, 2025 and June 30, 2026, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.